Share-Based Compensation (Details) - Schedule of estimated fair value of stock option awards - Stock Option Plan [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - Schedule of estimated fair value of stock option awards [Line Items]
Weighted Average Risk-free interest rate	3.41%	0.82%	0.46%
Dividend yield
Weighted Average Volatility factor	91.62%	91.57%	76.32%
Weighted Average Expected life of the options	5 years	5 years	6 years